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                                                    FORTIS

                                   Solid partners, flexible solutions-SM-


A disciplined, consistent
approach to investing

                                                         Fortis Securities
                                                         Fund, Inc.
                                                         Annual Report
                                                         JULY 31, 1998


                                                         Fortis Financial Group

FORTIS SECURITIES, INC. ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            8

STATEMENT OF OPERATIONS                                        8

STATEMENTS OF CHANGES IN NET ASSETS                            9

NOTES TO FINANCIAL STATEMENTS                                 10

INDEPENDENT AUDITORS' REPORT                                  12

BOARD OF DIRECTORS AND OFFICERS                               13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the Fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the Fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the fund's assets by sector.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                     FORTIS
                                                   SECURITIES
                                                      INC.
                                                 --------------
JULY 31, 1998:
TOTAL NET ASSETS.............................    $ 120,720,918
MARKET PRICE PER SHARE.......................    $       9.000
SHARES OUTSTANDING...........................       12,642,180

FOR THE YEAR ENDED JULY 31, 1998:
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $        9.45
  End of year................................    $        9.55

DISTRIBUTIONS FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $   9,334,311
  Dividends per share........................    $        .739

PORTFOLIO COMPOSITION BY SECTOR AS OF 07/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds-Investment Grade               46.7%
Corporate Bonds-Non-Investment Grade           24.4%
Asset Backed Securities                        12.4%
U.S. Government Agencies                       10.1%
U.S. Treasury Securities                        4.1%
Cash Equivalents/Receivables                    2.2%
Other                                           0.1%

TOP 10 HOLDINGS AS OF 07/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Green Tree Financial Corp. (7.65%) 2019 ABS              2.6%
 2.  DLJ Mortgage Acceptance Corp. (8.50%) 2001 ABS           2.6%
 3.  Nationsbank Corp. (7.25%) 2025                           2.2%
 4.  United Airlines (10.02%) 2014                            2.1%
 5.  Georgia-Pacific Corp. (9.625%) 2022                      2.0%
 6.  FNMA (7.50%) 2027                                        1.9%
 7.  Midland Reality Acceptance Corp. (7.635%) 2028           1.8%
 8.  Time Warner Entertainment (8.375%) 2033                  1.8%
 9.  GTE Corp. (7.90%) 2027                                   1.7%
10.  U.S. Treasury Note (5.875%) 1999                         1.7%

DEAR SHAREHOLDER,

The U.S. economy continued on the path of above average growth and low inflation throughout the first quarter of 1998. Going into the second quarter, it became apparent that the crisis in Southeast Asia was more severe than anticipated, and that no cure was in sight for the shattered economies in that region. The fallout on the U.S. economy caused growth to moderate while inflation remained under check. Although the fundamentals in the U.S. remained extraordinarily strong, second quarter gross domestic product grew by only 1.40 percent. This environment fueled investors' concerns about corporate profits and caused a flight to quality followed by a widening of quality spreads. This phenomenon, where investors require a higher yield than usual to invest in lower quality bonds, causes U.S. government securities and higher quality bonds to outperform lower quality securities.

For the twelve months ended July 31, 1998, the Fortis Securities Fund provided a distribution yield of 8.22 percent, the highest in its competitive universe (Lipper Closed-End Investment Grade Bond Funds). For the same period, the fund had a market value total return of 12.29 percent and a net asset value total return of 9.50 percent, the second highest in its competitive universe. The fund's outstanding performance was primarily due to our strategies regarding duration, asset allocation and security selection. Duration is a measure of a bond portfolio's sensitivity to changes in interest rates; therefore a "long duration" portfolio assumes interest rates will decline.

The Fortis Securities Fund's primary investment objective is to maximize the fund's yield with a secondary emphasis on capital appreciation. Given an investment climate that was little changed over the twelve months ending July 31, 1998, our investment strategies were similar to those we employed the prior year. Specifically, we have maintained a maximum 25 percent allocation in lower-rated corporate debt and have kept the fund's duration close to six years to take advantage of declining interest rates.

Currently, the economic crises in Asia, Russia and Latin America become a major factor in defining the direction of the U.S. economy and of interest rates. Our strategy going forward will depend mainly on the developments in the Far East, Russia and Latin America. Should their troubles prove to be difficult to contain, they will impede U.S. growth to some extent, but impact inflation positively. Low inflation and slower growth should keep monetary policy on hold, with an easing bias perhaps, for the remaining part of the year. Our outlook for investment grade and lower grade corporate bonds is also tempered by those troubled economies and leads us to be more cautious in our quest for yield. Better quality bonds gained more emphasis as we were replacing securities that were called or problem credits that were sold.

Sincerely,

/s/ Dean C. Kopperud                                    /s/ Howard G. Hudson
Dean C. Kopperud                                        Howard G. Hudson
President                                               Vice President

FORTIS SECURITIES, INC.
Schedule of Investments
July 31, 1998

ASSET BACKED SECURITIES-12.43%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 COMMERCIAL LOANS-2.75%
   $2,000,000    Midland Realty Acceptance Corp., 7.635% Ser
                   1996-C1 Class A3 8-25-2028.................          AAA     $ 2,143,438     $   2,143,400
    1,100,000    Midland Realty Acceptance Corp., 7.76% Ser
                   1996-C1 Class B 7-25-2008..................           AA       1,109,861         1,179,063
                                                                                ------------    -------------
                                                                                  3,253,299         3,322,463
                                                                                ------------    -------------
                 HOUSING-0.78%
      938,982    Green Tree Recreational, Equipment & Consumer
                   Trust, 6.71% Ser 1998-A Class A1H
                   5-15-2029..................................          AAA         935,033           938,102
                                                                                ------------    -------------
                 MANUFACTURED HOMES-3.44%
    3,000,000    Green Tree Financial Corp., 7.65% Ser 1994-1
                   Class A5 4-15-2019.........................         Aa2*       2,988,281         3,164,433
    1,000,000    Green Tree Financial Corp., 7.76% Ser 1997-1
                   Class B2 3-15-2028.........................        Baa3*         999,846           991,875
                                                                                ------------    -------------
                                                                                  3,988,127         4,156,308
                                                                                ------------    -------------
                 MULTI-FAMILY LOANS-4.70%
    3,000,000    DLJ Mtg Acceptance Corp., 8.50% Multifamily
                   Mtg Pass Thru Certificate Ser 1994-4 Class
                   A2 4-18-2001...............................            A       3,023,906         3,094,260
    1,000,000    DLJ Mtg Acceptance Corp., 8.80% Multifamily
                   Mtg Pass Thru Certificate Ser 1993-12 Class
                   B1 9-18-2003...............................           NR         982,500         1,036,090
    1,500,000    J.P. Morgan Commercial Mtg Finance Corp.,
                   7.35% Ser 1997-C5 Class D 9-15-2029........          BBB       1,543,553         1,535,625
                                                                                ------------    -------------
                                                                                  5,549,959         5,665,975
                                                                                ------------    -------------
                 WHOLE LOAN RESIDENTIAL-0.76%
      893,448    Mid-State Trust, 7.54% Ser 6 Class A3
                   7-1-2035...................................           AA         892,892           921,475
                                                                                ------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $14,619,310     $  15,004,323
                                                                                ------------    -------------
                                                                                ------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-46.67%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AIR FREIGHT-1.81%
   $  984,482    Federal Express, 7.50% Pass Thru Certificate
                   Ser 1997-A 1-15-2018.......................          AAA     $   984,482     $   1,067,769
    1,000,000    Federal Express, 7.84% Pass Thru Certificate
                   Ser 1996-B2 1-30-2018......................         BBB+       1,000,000         1,115,760
                                                                                ------------    -------------
                                                                                  1,984,482         2,183,529
                                                                                ------------    -------------
                 AIRLINES-4.51%
    1,000,000    AMR Corp., 10.00% Deb 4-15-2021..............         BBB-       1,164,907         1,350,113
    1,200,000    Delta Airlines, 10.50% Pass Thru Certificate
                   4-30-2016..................................          BBB       1,454,770         1,607,088
    2,000,000    United Airlines, 10.02% Deb 3-22-2014........          BBB       2,397,630         2,488,780
                                                                                ------------    -------------
                                                                                  5,017,307         5,445,981
                                                                                ------------    -------------
                 AUTOMOBILE MANUFACTURERS-0.89%
    1,000,000    Chrysler Corp., 7.40% Deb 8-1-2097...........            A         999,140         1,076,255
                                                                                ------------    -------------
                 BANKS-4.43%
    1,000,000    Comerica Bank, 7.875% 9-15-2026..............           A-         988,181         1,136,294
    1,500,000    Keystone Financial Funding Corp., 7.30%
                   Medium Term Note 5-15-2004.................         BBB+       1,496,831         1,573,617
    2,500,000    Nationsbank Corp., 7.25% Sub Note
                   10-15-2025.................................            A       2,329,636         2,644,000
                                                                                ------------    -------------
                                                                                  4,814,648         5,353,911
                                                                                ------------    -------------
                 BROKERAGE AND INVESTMENT-1.30%
    1,500,000    Lehman Brothers Holdings, Inc., 7.375% Note
                   5-15-2004..................................            A       1,494,912         1,574,166
                                                                                ------------    -------------
                 CABLE TELEVISION-4.95%
    1,000,000    Comcast Cable Communications, Inc., 8.50%
                   Note 5-1-2027 (with rights)................         BBB-         998,307         1,196,552
      750,000    Cox Communications, Inc., 6.95% 1-15-2028....           A-         747,233           752,659
    1,500,000    Telecommunications, Inc., 9.80% Sr Note
                   2-1-2012...................................         BBB-       1,658,835         1,913,821
    1,800,000    Time Warner Entertainment, 8.375% Sr Note
                   7-15-2033..................................         Baa*       1,732,402         2,114,795
                                                                                ------------    -------------
                                                                                  5,136,777         5,977,827
                                                                                ------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 CHEMICALS-2.11%
   $  600,000    Agrium, Inc., 7.70% 2-1-2017.................          BBB     $   594,369     $     659,689
    2,000,000    Lyondell Petrochemical, 7.55% Deb
                   2-15-2026..................................         BBB-       1,871,641         1,887,744
                                                                                ------------    -------------
                                                                                  2,466,010         2,547,433
                                                                                ------------    -------------
                 ENERGY-1.84%
    1,500,000    Apache Corp, 7.70% 3-15-2026.................          BBB       1,494,607         1,646,227
      500,000    NGC Corp. Capital Trust, 8.32% 6-1-2027......          BBB         500,000           578,897
                                                                                ------------    -------------
                                                                                  1,994,607         2,225,124
                                                                                ------------    -------------
                 FINANCE COMPANIES-0.40%
      406,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................           A+         418,452           479,080
                                                                                ------------    -------------
                 FOOD SERVICE-0.82%
    1,000,000    Sysco Corp., 6.50% 8-1-2028..................          AA-         996,851           986,754
                                                                                ------------    -------------
                 FOREIGN-GOVERNMENT-1.38%
    1,500,000    Quebec (Province of), 8.80% Bond 4-15-2003...           A+       1,637,670         1,662,120
                                                                                ------------    -------------
                 FOREST PRODUCTS-3.37%
    2,150,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-       2,169,818         2,448,682
    1,500,000    Noranda, Inc., 8.625% Deb 7-15-2002..........          BBB       1,494,960         1,614,099
                                                                                ------------    -------------
                                                                                  3,664,778         4,062,781
                                                                                ------------    -------------
                 HOUSING-1.32%
    1,500,000    Pulte Corp., 7.625% Note 10-15-2017..........          BBB       1,478,628         1,595,625
                                                                                ------------    -------------
                 MEDIA-2.14%
      750,000    Belo (A.H.) Corp., 7.25% Note 9-15-2027......         BBB-         745,612           799,609
    1,500,000    News America Holdings, 8.875% Deb
                   4-26-2023..................................         BBB-       1,488,727         1,789,470
                                                                                ------------    -------------
                                                                                  2,234,339         2,589,079
                                                                                ------------    -------------
                 MISCELLANEOUS-1.99%
    1,150,000    Minneapolis MN Community Development Agency,
                   11.25% Ltd Tax Dev Rev Bond Ser 1990-6B
                   6-1-2007...................................           A-       1,176,875         1,274,507
      210,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Ser D 8-1-2005................           A-         207,818           234,348
      790,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Ser D 8-1-2005 (Prerefunded
                   8-1-2001 @103).............................           A-         781,792           898,792
                                                                                ------------    -------------
                                                                                  2,166,485         2,407,647
                                                                                ------------    -------------
                 NATURAL GAS TRANSMISSIONS-3.13%
    1,500,000    Columbia Gas Systems, 7.62% 11-28-2025.......         BBB+       1,421,798         1,607,160
    1,500,000    Tennessee Gas Pipeline, 7.625% 4-1-2037......          BBB       1,481,862         1,654,292
      500,000    Trans-Canada Pipelines Ltd., 7.06% Note
                   10-14-2025.................................           A-         500,000           517,469
                                                                                ------------    -------------
                                                                                  3,403,660         3,778,921
                                                                                ------------    -------------
                 OIL-CANADIAN-0.85%
    1,000,000    Talisman Energy, Inc., 7.25% 10-15-2027......         BBB+         993,182         1,030,446
                                                                                ------------    -------------
                 OIL-OFFSHORE DRILLING-0.79%
    1,000,000    Seagull Energy Corp., 7.50% Sr Note
                   9-15-2027..................................         BBB-         995,476           950,229
                                                                                ------------    -------------
                 OIL-REFINING-1.27%
    1,500,000    Coastal Corp., 7.42% Note 2-15-2037..........         BBB-       1,427,145         1,534,041
                                                                                ------------    -------------
                 RAILROAD AND RAILROAD EQUIPMENT-0.70%
      750,000    CSX Corp., 7.90% Deb 5-1-2017................          BBB         749,577           840,479
                                                                                ------------    -------------
                 REAL ESTATE-INVESTMENT TRUST-0.86%
    1,000,000    Meditrust, 7.82% Note 9-10-2026..............         BBB-       1,000,000         1,036,707
                                                                                ------------    -------------
                 RETAIL-DEPARTMENT STORES-1.23%
    1,400,000    Dayton Hudson Co., 7.875% 6-15-2023..........         BBB+       1,410,312         1,482,061
                                                                                ------------    -------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
July 31, 1998

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 TELECOMMUNICATIONS-0.88%
   $1,000,000    360 Communications Co., 7.50% Sr Note
                   3-1-2006...................................            A     $   998,101     $   1,066,516
                                                                                ------------    -------------
                 TELEPHONE SERVICES-1.75%
    2,000,000    GTE Corp., 7.90% 2-1-2027....................            A       2,000,000         2,110,634
                                                                                ------------    -------------
                 UTILITIES-ELECTRIC-1.95%
      750,000    Puget Sound Energy, Inc., 7.02% Medium Term
                   Note 12-1-2027.............................           A-         750,000           766,971
    1,500,000    Texas Utilities Electric Capital V, 8.175%
                   1-30-2037..................................          BBB       1,500,000         1,581,659
                                                                                ------------    -------------
                                                                                  2,250,000         2,348,630
                                                                                ------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $51,732,539     $  56,345,976
                                                                                ------------    -------------
                                                                                ------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-24.44%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AIRLINES-0.48%
   $  500,000    Northwest Airlines Trust No. 2, 13.875% Sub
                   Aircraft Note Ser D 6-21-2008..............          BB+     $   500,000     $     580,350
                                                                                ------------    -------------
                 APPAREL-0.46%
      500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................           B-         490,296           548,750
                                                                                ------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.67%
      500,000    Highwaymaster, Inc., 13.75% Sr Note 9-15-2005
                   (e)........................................         CCC+         536,104           300,000
      500,000    J.B. Poindexter & Co., 12.50% Sr Note
                   5-15-2004..................................           B-         482,209           505,000
                                                                                ------------    -------------
                                                                                  1,018,313           805,000
                                                                                ------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-0.42%
      500,000    T/SF Communications Corp., 10.375% Sr Sub
                   Note 11-1-2007.............................           B-         490,440           508,750
                                                                                ------------    -------------
                 CABLE TELEVISION-1.06%
      500,000    Rifkin Acquisition Partners L.P., 11.125% Sr
                   Sub Note 1-15-2006.........................           B-         551,933           553,750
    1,000,000    United International Holdings, 10.75% Sr Disc
                   Note 2-15-2008 (Zero coupon through
                   2-15-2003, thereafter 10.75%) (f)..........            B         622,668           632,500
      500,000    Wireless One, Inc., 13.00% Sr Note
                   10-15-2003.................................         CCC+         493,769            90,000
                                                                                ------------    -------------
                                                                                  1,668,370         1,276,250
                                                                                ------------    -------------
                 CHEMICALS-1.31%
      500,000    NL Industries, Inc., 11.75% Sr Secured Note
                   10-15-2003.................................            B         512,272           550,000
    1,000,000    Sterling Chemicals, Inc., 11.75% Sr Sub Note
                   8-15-2006..................................           B+       1,037,762         1,025,000
                                                                                ------------    -------------
                                                                                  1,550,034         1,575,000
                                                                                ------------    -------------
                 CONSUMER GOODS-0.23%
      250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................           B-         231,080           280,625
                                                                                ------------    -------------
                 FOOD-MISCELLANEOUS-1.27%
      500,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........           B+         497,546           530,000
      500,000    Fresh Foods, Inc., 10.75% Sr Note 6-1-2006
                   (e)........................................            B         500,778           501,250
      500,000    RAB Holdings, Inc., 13.00% Sr Note 5-1-2008
                   (e)........................................         CCC+         505,560           502,500
                                                                                ------------    -------------
                                                                                  1,503,884         1,533,750
                                                                                ------------    -------------
                 FOREIGN-GOVERNMENT-0.40%
      500,000    Korea (Republic of), 8.75% Note 4-15-2003....          BB+         476,880           486,700
                                                                                ------------    -------------
                 FOREST PRODUCTS-0.46%
      500,000    Stone Container Corp., 12.58% Sr Note
                   8-1-2016...................................            B         500,000           556,250
                                                                                ------------    -------------
                 HEALTH PRODUCTS-0.83%
    1,000,000    Global Health Sciences, 11.00% Sr Note
                   5-1-2008 (e)...............................           B+         977,838           995,000
                                                                                ------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 HOTEL AND MOTEL-1.24%
   $1,500,000    HMH Properties, 7.875% Sr Note 8-1-2008......           BB     $ 1,490,280     $   1,492,500
                                                                                ------------    -------------
                 HOUSING-0.90%
    1,000,000    MDC Holding, Inc., 11.125% Note 12-15-2003...          BB-       1,009,048         1,085,000
                                                                                ------------    -------------
                 INDUSTRIAL-0.65%
    1,000,000    Intelcom Group (USA), Inc., 10.88% 5-1-2006
                   (Zero coupon through 5-1-2001, thereafter
                   12.50%) (f)................................           NR         782,426           785,000
                                                                                ------------    -------------
                 LEISURE TIME-AMUSEMENTS-0.48%
      500,000    Showboat Marina Casino & Finance Corp.,
                   13.50% First Mtg Bond 3-15-2003............          BB-         500,000           581,875
                                                                                ------------    -------------
                 MORTGAGE BACKED SECURITIES-0.40%
      734,192    Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                   Pass Thru Certificate Class B 8-1-2018
                   (a)(e).....................................           NR         552,920           477,225
                                                                                ------------    -------------
                 PUBLISHING-0.90%
      500,000    Affinity Group Holding, 11.00% Sr Note
                   4-1-2007...................................            B         504,027           535,000
      500,000    Garden State Newspapers, 12.00% Sr Sub Note
                   7-1-2004...................................           B+         561,568           556,250
                                                                                ------------    -------------
                                                                                  1,065,595         1,091,250
                                                                                ------------    -------------
                 RESTAURANTS AND FRANCHISING-0.32%
      370,000    Advantica Restaurant Group, Inc., 11.25% Sr
                   Note 1-15-2008.............................            B         399,542           390,812
                                                                                ------------    -------------
                 RETAIL-GROCERY-0.86%
    1,000,000    Big V Supermarkets, Inc., 11.00% Sr Sub Note
                   2-15-2004..................................           B-       1,016,366         1,040,000
                                                                                ------------    -------------
                 RETAIL-MISCELLANEOUS-0.43%
    1,000,000    Color Tile, Inc., 10.75% Sr Note 12-15-2001
                   (a)........................................           NR         700,000            10,000
      500,000    Duane Reade, Inc., 9.25% Sr Sub Note
                   2-15-2008..................................           B-         500,000           512,500
                                                                                ------------    -------------
                                                                                  1,200,000           522,500
                                                                                ------------    -------------
                 STEEL AND IRON-0.44%
      500,000    Weirton Steel Corp., 11.375% Sr Note
                   7-1-2004...................................            B         502,121           536,250
                                                                                ------------    -------------
                 TELECOMMUNICATIONS-8.52%
    1,000,000    Dobson Communications Corp., 11.75% Sr Note
                   4-15-2007..................................           NR         955,748         1,081,250
    1,000,000    E Spire Communications, Inc., 13.75%
                   7-15-2007..................................           NR       1,099,019         1,165,000
      500,000    Fonorola, Inc., 12.50% Sr Secured Note
                   8-15-2002..................................           NR         500,000           562,500
      500,000    Globalstar L.P. Capital Corp., 10.75% Sr Note
                   11-1-2004..................................            B         494,458           455,000
    1,000,000    Hyperion Communications, Inc., 10.47% Sr Disc
                   Note 4-15-2003 (Zero coupon through
                   4-15-2001, thereafter 13.00%) (f)..........            B         787,290           770,000
      500,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                   7-15-2005..................................           B-         478,873           532,500
      500,000    Metrocall, Inc., 10.375% Sr Sub Note
                   10-1-2007..................................          CCC         437,319           525,000
      500,000    Microcell Telecommunications, Inc., 12.52% Sr
                   Disc Note 6-1-2006 (Zero coupon through
                   12-1-2001, thereafter 14.00%) (f)..........          B3*         352,946           387,500
    1,000,000    Nextel Communications, Inc., 9.84% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (f)..........         CCC+         691,303           693,750
      500,000    Nextlink Communications, L.L.C., 12.50% Sr
                   Note 4-15-2006.............................            B         500,000           567,500
    1,000,000    Omnipoint Corp., 11.625% Sr Note Ser A
                   8-15-2006..................................         CCC+         973,614         1,066,250
    1,000,000    Orbcomm Global LP Capital, 14.00% Sr Note
                   8-15-2004..................................           B-       1,034,099         1,110,000
    1,000,000    Phonetel Technologies, Inc., 12.00% Sr Note
                   12-15-2006.................................          CCC       1,002,315         1,000,000
      333,000    RSL Communications Ltd., 12.25% Sr Note
                   11-15-2006.................................           B-         332,702           373,793
                                                                                ------------    -------------
                                                                                  9,639,686        10,290,043
                                                                                ------------    -------------
                 TEXTILE MANUFACTURING-0.87%
      500,000    Anvil Knitwear, Inc., 10.875% Sr Note
                   3-15-2007..................................           B+         515,453           505,000
      500,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................           B+         523,815           538,750
                                                                                ------------    -------------
                                                                                  1,039,268         1,043,750
                                                                                ------------    -------------
                 TRANSPORTATION - 0.84%
    1,000,000    Stena Line AB, 10.625% Sr Note 6-1-2008......           B+       1,001,273         1,017,500
                                                                                ------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                  $29,605,660     $  29,500,130
                                                                                ------------    -------------
                                                                                ------------    -------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
July 31, 1998

U.S. GOVERNMENT SECURITIES-14.15%

--------------------------------------------------------------------------------
    Principal                                                                       Market
     Amount                                                        Cost (b)        Value (c)
   -----------                                                   ------------    -------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -
                 2.07%
                 MORTGAGE BACKED SECURITIES:
   $  651,024    8.00% 2001...................................   $   667,300     $     664,248
      276,723    9.00% 2022...................................       294,278           292,980
      514,207    10.50% 2017..................................       548,916           561,771
      237,638    11.25% 2010..................................       257,020           264,298
      231,575    11.50% 2014-2015.............................       254,529           259,075
      186,226    11.75% 2010..................................       197,400           209,272
                                                                 ------------    -------------
                                                                   2,219,443         2,251,644
                                                                 ------------    -------------
                 REMIC-IO-ETTE:
       10,237    10.90% Trust #1404-E Interest Only Strip IO
                   ette 2006 (e)(g)...........................         2,574           106,394
                                                                 ------------    -------------
                 REMIC-PAC'S:
      144,602    9.00% Trust #136D 2020.......................       145,325           145,295
                                                                 ------------    -------------
                 TOTAL FEDERAL HOME LOAN MORTGAGE
                   CORPORATION................................     2,367,342         2,503,333
                                                                 ------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.60%
                 MORTGAGE BACKED SECURITIES:
    2,202,688    7.50% 2027...................................     2,260,329         2,261,197
    2,271,137    8.00% 2024-2025..............................     2,299,883         2,352,757
    1,080,673    10.50% 2014-2020.............................     1,133,695         1,181,988
      645,701    11.00% 2011-2018.............................       664,829           714,307
       28,616    11.25% 2011..................................        29,707            31,836
       69,517    12.00% 2014..................................        74,014            78,554
      118,597    12.50% 2015..................................       133,940           134,978
                                                                 ------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................     6,596,397         6,755,617
                                                                 ------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                 2.38%
                 MORTGAGE BACKED SECURITIES:
    1,010,107    9.00% 2021...................................     1,018,156         1,079,236
    1,672,317    9.50% 2019-2020..............................     1,738,815         1,794,413
                                                                 ------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................     2,756,971         2,873,649
                                                                 ------------    -------------
                 U.S. TREASURY SECURITIES - 4.10%
                 BONDS:
      270,000    8.125% 2021..................................       349,423           347,794
                                                                 ------------    -------------
                 NOTES:
      900,000    5.75% 2003...................................       904,940           907,032
    2,000,000    5.875% 1999..................................     2,003,220         2,007,500
    1,645,000    6.25% 2002...................................     1,654,566         1,683,555
                                                                 ------------    -------------
                                                                   4,562,726         4,598,087
                                                                 ------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............     4,912,149         4,945,881
                                                                 ------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............   $16,632,859     $  17,078,480
                                                                 ------------    -------------
                                                                 ------------    -------------

COMMON STOCKS AND WARRANTS - 0.09%

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 APPAREL-0.03%
          500    Hosiery Corp. of America Class A (a)(e)......   $       8,460    $      35,000
                                                                 -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
        1,000    Highwaymaster Communications, Inc. (Warrants)
                   (a)(e).....................................          14,093            2,500
                                                                 -------------    -------------
                 LEISURE TIME-AMUSEMENTS-0.00%
        6,000    Hemmeter Enterprises, Inc. (Warrants)
                   (a)(e).....................................          24,000                1
                                                                 -------------    -------------

--------------------------------------------------------------------------------

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 TELECOMMUNICATIONS-0.06%
          500    RSL (Warrants) (a)(e)........................   $         500    $      71,300
                                                                 -------------    -------------
                 TOTAL COMMON STOCKS AND WARRANTS.............          47,053          108,801
                                                                 -------------    -------------
                                                                 -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................   $ 112,637,421    $ 118,037,710
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-1.70%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-1.67%
   $2,019,000    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 5.43%........   $   2,019,000
                                                                 -------------
                 DIVERSIFIED FINANCE-0.03%
       39,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.54%......................          39,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       2,058,000
                                                                 -------------
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $114,695,421) (b)..........................   $ 120,095,710
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 1998, the cost of securities for federal income tax purposes was $114,695,421 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................................................................................  $ 7,042,672
Unrealized depreciation.........................................................................................   (1,642,383)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation.....................................................................................  $ 5,400,289
-----------------------------------------------------------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.Market value of investments in foreign securities represents 6.10% of total net assets as of July 31, 1998.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio manangement as illiquid securities:

Date Acquired  Shares/Par   Security                                                                              Cost Basis
-------------  -----------  ------------------------------------------------------------------------------------  -----------
1993               10,237   FHLMC Remic Trust #1404-E IO-ette 2006                                                 $   2,574
1998              500,000   Fresh Foods, Inc., 10.75% Sr Note 2006 - 144A                                            500,778
1998            1,000,000   Global Health Sciences, 11.00% Sr Note 2008 - 144A                                       977,838
1994                6,000   Hemmeter Enterprises, Inc. (Warrants) - 144A                                              24,000
1998              500,000   Highwaymaster, Inc., 13.75% Sr Note 2005                                                 536,104
1997                  500   Highwaymaster Communications, Inc. (Warrants) - 144A                                       9,093
1998                  500   Highwaymaster Communications, Inc. (Warrants) - 144A                                       5,000
1994                  500   Hosiery Corp. of America, Class A - 144A                                                   8,460
1998              500,000   RAB Holdings, Inc., 13.00% Sr Note 2008 - 144A                                           505,560
1996                  500   RSL (Warrants) - 144A                                                                        500
1993              734,192   Sandia Mortgage Corp., 2018-restricted                                                   552,920

     The aggregate value of these securities at July 31, 1998, was $2,991,170 which represents 2.48% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) The interest rate disclosed for interest only strips represents the effective yield at July 31, 1998, based upon the estimated timing and amount of future cash flows.
  *  Moody's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

July 31, 1998

--------------------------------------------------------------------------------
ASSETS
  Investments in securities, as detailed in the accompanying schedules, at market (cost $114,695,421) (Note 1).........................................  $ 120,095,710
  Cash on deposit with custodian................................................            160
  Receivables:
    Investment securities sold..................................................        583,318
    Interest and dividends......................................................      2,389,625
                                                                                  -------------
TOTAL ASSETS....................................................................    123,068,813
                                                                                  -------------
LIABILITIES
  Cash portion of dividends payable ($.060 per share)...........................        758,531
  Payable for investment securities purchased...................................      1,490,280
  Payable for investment advisory and management fees (Note 2)..................         67,839
  Accounts payable and accrued expenses.........................................         31,245
                                                                                  -------------
TOTAL LIABILITIES...............................................................      2,347,895
                                                                                  -------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share-authorized 15,000,000
    shares; outstanding 12,642,180 shares.......................................    132,748,817
  Unrealized appreciation of investments........................................      5,400,289
  Undistributed net investment income...........................................        219,760
  Accumulated net realized loss from sale of investments........................    (17,647,948)
                                                                                  -------------
TOTAL NET ASSETS................................................................  $ 120,720,918
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE PER SHARE.......................................................          $9.55
                                                                                  -------------
                                                                                  -------------

Statement of Operations
For the Year Ended July 31, 1998
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income.............................................................  $ 10,179,421
                                                                                  -------------
  Expenses:
    Investment advisory and management fees (Note 2)............................       756,186
    Legal and auditing fees (Note 2)............................................        31,737
    Custodian fees..............................................................         8,035
    Shareholders' notices and reports...........................................        46,705
    Directors' fees and expenses................................................        14,297
    Exchange listing fees.......................................................        25,760
    Other.......................................................................        34,006
                                                                                  -------------
  Total expenses................................................................       916,726
                                                                                  -------------
NET INVESTMENT INCOME...........................................................     9,262,695
                                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1):
  Net realized gain from security transactions..................................     1,120,419
  Net change in unrealized appreciation of investments in securities............       197,289
                                                                                  -------------
NET GAIN ON INVESTMENTS.........................................................     1,317,708
                                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $ 10,580,403
                                                                                  -------------
                                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                                     FOR THE        FOR THE
                                                                                   YEAR ENDED     YEAR ENDED
                                                                                  JULY 31, 1998  JULY 31, 1997
                                                                                  -------------  -------------
OPERATIONS
  Net investment income.........................................................  $   9,262,695  $   9,130,198
  Net realized gain from security transactions..................................      1,120,419        188,166
  Net change in unrealized appreciation on investments in securities............        197,289      5,994,806
                                                                                  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................     10,580,403     15,313,170
                                                                                  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income....................................................     (9,334,311)    (8,824,054)
  Excess distributions of net realized gains (Note 1)...........................             --       (423,050)
                                                                                  -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................     (9,334,311)    (9,247,104)
                                                                                  -------------  -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 20,730 and 6,372 shares issued as a result of reinvested
    dividends...................................................................        189,866         67,899
                                                                                  -------------  -------------
TOTAL INCREASE IN NET ASSETS....................................................      1,435,958      6,133,965
NET ASSETS:
  Beginning of year.............................................................    119,284,960    113,150,995
                                                                                  -------------  -------------
  End of year (includes undistributed net investment income of $219,760 and
    $287,278, respectively).....................................................  $ 120,720,918  $ 119,284,960
                                                                                  -------------  -------------
                                                                                  -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 1998, there were no outstanding purchases on a when-issued basis.

   Consistent with its ability to purchase securities on a when-issued basis, Fortis Securities Fund has entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the Portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll. As of July 31, 1998, there were no outstanding Dollar Rolls.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the year ended July 31, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $52,085,553 and $51,167,399, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   On the statement of Assets and Liabilities; due to permanent book-to-tax differences, accumulated net realized loss has been decreased $289,664, undistributed net investment income increased by $4,098, resulting in a reclassification to reduce paid-in-capital by $293,762.

   For federal income tax purposes, the fund had a capital loss carryover of $17,647,948 at July 31, 1998, which if not offset by subsequent capital gains, will expire in 1999 through 2005. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At July 31, 1998, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 1998, was $2,991,170 which represents 2.48% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $3,292 for the year ended July 31, 1998, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                Year Ended July 31,
                                           -------------------------------------------------------------
                                             1998         1997         1996         1995         1994
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $    9.45    $    8.97    $    9.18    $    9.33    $   10.24
                                           ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .73          .72          .78          .84          .93
  Net realized and unrealized gains
    (losses) on investments.............         .11          .49         (.20)        (.11)        (.89)
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................         .84         1.21          .58          .73          .04
                                           ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........        (.74)        (.70)        (.78)        (.87)        (.95)
  Excess distributions of net realized
    gains...............................          --         (.03)        (.01)        (.01)          --
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.74)        (.73)        (.79)        (.88)        (.95)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of year............   $    9.55    $    9.45    $    8.97    $    9.18    $    9.33
                                           ---------    ---------    ---------    ---------    ---------
Per-share market value, end of year.....   $   9.000    $   8.688    $   7.875    $   8.750    $   9.625
Total investment return, market value
  @.....................................       12.29%       20.27%       (1.36)%        .25%       (8.16)%
Total investment return, net asset value
  @@....................................        9.50%       14.83%        6.93%        8.46%         .01%
Net assets end of year (000s omitted)...   $ 120,721    $ 119,285    $ 113,151    $ 115,642    $ 115,350
Ratio of expenses to average monthly net
  assets................................         .76%         .76%         .80%         .78%         .76%
Ratio of net investment income to
  average monthly net assets............        7.68%        7.91%        8.47%        9.33%        9.30%
Portfolio turnover rate.................          44%         130%          67%          75%         125%

@ Total investment return, market value, is based on the change in market price of a share duirng the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholders

Fortis Securities, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Securities, Inc. as of July 31, 1998 and the related statement of operations for the year ended, the statements of changes in net assets for each of the years in the five-year period ended July 31, 1998 and the financial highlights for each of the years in the five-year period ended July 31, 1998. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Securities, Inc. as of July 31, 1998 and the results of its operations, changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 4 , 1998

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday The Wall Street Journal and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

                 [LOGO]

                 FORTIS

Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc.

We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164                                          U.S. Postage
                                                                PAID
Fortis Securities Fund, Inc.                               Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------






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